Federal Funds Sold	12 Months Ended
Dec. 31, 2011
Federal Funds Sold [Abstract]
Federal Funds Sold

NOTE 3 - FEDERAL FUNDS SOLD

     When the Bank's cash reserves (Note 2) are in excess of the required amount, it may lend any excess to other banks on a daily basis. As of December 31, 2011 and 2010 federal funds sold amounted to $12,620,000 and $5,110,000, respectively.